Statement of Cash Flows (FY)	5 Months Ended
Dec. 31, 2020 USD ($)
Operating activities:
Net income	$ 4,313,632
Adjustments to reconcile net income / (loss) to net cash provided by / (used in) operating activities:
Provision for current expected credit losses	465,397
Realized gain on sale of loans at fair value	(345,000)
Change in unrealized gains / (losses) on loans at fair value, net	(1,563,340)
Accretion of deferred loan original issue discount and other discounts	(783,481)
PIK interest	(422,408)
Changes in operating assets and liabilities:
Interest reserve	(74,250)
Interest receivable	(927,292)
Prepaid expenses and other assets	(72,095)
Accrued management fees, net	222,127
Accrued direct administrative expenses	550,671
Accounts payable and other liabilities	154,895
Net cash provided by / (used in) operating activities	1,518,856
Cash flows from investing activities:
Issuance of and fundings on loans	(46,769,285)
Proceeds from sales of Assigned Rights	1,649,468
Principal repayment of loans	5,348,542
Proceeds from sales of loans	7,345,000
Net cash provided by / (used in) investing activities	(32,426,275)
Cash flows from financing activities:
Issuance of common stock	44,226,092
Issuance of preferred stock	101,059
Dividends paid	(3,795,912)
Net cash provided by / (used in) financing activities	40,531,239
Change in cash, cash equivalents and restricted cash	9,623,820
Cash, cash equivalents and restricted cash, beginning of period	0
Cash, cash equivalents and restricted cash, end of period	9,623,820
Supplemental disclosure of non-cash financing and investing activity:
Loans acquired for issuance of shares of common stock	46,802,841
Interest reserve withheld from funding of loan	1,400,000
Supplemental information:
Interest paid during the period	0
Income taxes paid during the period	$ 0